Intangibles and goodwill (Tables)	6 Months Ended
Jun. 30, 2023
Intangibles and goodwill
Schedule Of intangible assets
Cost	Customer relationships	Brand name	Software	Total
	$	$	$	$
December 31, 2021	2,417,937	6,043,981	-	8,461,918
Foreign exchange	(154,602)	(386,451)	-	(541,053)
December 31, 2022	2,263,335	5,657,530	-	7,920,865

December 31, 2022	2,263,335	5,657,530	-	7,920,865
Acquisition of Engine	11,000,000	3,230,000	5,400,000	19,630,000
Foreign exchange	51,968	129,901	-	181,869
June 30, 2023	13,315,303	9,017,431	5,400,000	27,732,734

Accumulated amortization	Customer relationships	Brand name	Software	Total
	$	$	$	$
December 31, 2021	417,617	677,860	-	1,095,477
Amortization	471,211	1,177,859	-	1,649,070
Impairment	472,018	229,405	-
Foreign exchange	(45,246)	(89,696)	-	(134,942)
December 31, 2022	1,315,600	1,995,428	-	2,609,605

December 31, 2022	1,315,600	1,995,428	-	3,311,028
Amortization	261,503	596,489	236,712	1,094,704
Foreign exchange	32,991	56,198	-	89,189
June 30, 2023	1,610,094	2,648,115	236,712	4,494,921

Net book value	Customer relationships	Brand name	Software	Total
	$	$	$	$
December 31, 2022	947,735	3,662,102	-	4,609,837
June 30, 2023	11,705,209	6,369,316	5,163,288	23,237,813

Schedule Of Goodwill
Balance, December 31, 2022 and 2021	-
Acquisition of Engine	23,710,499
Effect of foreign exchange	-
Balance, June 30, 2023	23,710,499